Operating expenses - Disclosure of Expenses by Nature (Details) - EUR (€)	1 Months Ended	12 Months Ended			65 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Statement Line Items [Line Items]
Subcontracting costs		€ (25,535,000)	€ (27,568,000)	€ (24,432,000)
Cost of supplies and consumable materials		(3,056,000)	(2,855,000)	(3,582,000)
Personnel expenses other than share-based compensation		(22,148,000)	(21,708,000)	(22,354,000)
Share-based compensation		(3,944,000)	(4,256,000)	(4,249,000)
Personnel expenses		(26,092,000)	(25,964,000)	(26,603,000)
Non-scientific advisory and consulting		(3,606,000)	(3,638,000)	(5,685,000)
Leasing and maintenance		(2,183,000)	(1,926,000)	(1,998,000)
Travel expenses and meeting attendance		(776,000)	(648,000)	(718,000)
Marketing, communication and public relations		(353,000)	(368,000)	(660,000)
Scientific advisory and consulting		(2,039,000)	(1,220,000)	(1,263,000)
Other purchases and external expenses		(2,789,000)	(2,664,000)	(2,648,000)
Depreciation and amortization		(1,988,000)	(5,093,000)	(4,424,000)
Intellectual property expenses		(1,352,000)	(1,495,000)	(1,292,000)
Other income and (expenses), net		(1,927,000)	(872,000)	(795,000)
Impairment of intangible assets		0	0	(41,000,000)
Total operating expenses		(71,696,000)	(74,310,000)	(115,099,000)
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Statement Line Items [Line Items]
Impairment of intangible assets	€ (41,000,000)		(41,000,000)	(41,000,000)	€ 0
R&D
Statement Line Items [Line Items]
Subcontracting costs		(25,535,000)	(27,568,000)	(24,432,000)
Cost of supplies and consumable materials		(2,764,000)	(2,611,000)	(3,051,000)
Personnel expenses other than share-based compensation		(15,063,000)	(14,834,000)	(14,329,000)
Share-based compensation		(2,473,000)	(2,288,000)	(2,044,000)
Personnel expenses		(17,536,000)	(17,121,000)	(16,373,000)
Non-scientific advisory and consulting		(229,000)	(732,000)	(1,441,000)
Leasing and maintenance		(864,000)	(879,000)	(200,000)
Travel expenses and meeting attendance		(468,000)	(380,000)	(466,000)
Marketing, communication and public relations		(44,000)	(52,000)	(130,000)
Scientific advisory and consulting		(2,039,000)	(1,220,000)	(1,263,000)
Other purchases and external expenses		(13,000)	(28,000)	(91,000)
Depreciation and amortization		(1,075,000)	(3,891,000)	(2,928,000)
Intellectual property expenses		(1,113,000)	(1,292,000)	(996,000)
Other income and (expenses), net		(300,000)	(248,000)	(292,000)
Impairment of intangible assets			0	0
Total operating expenses		(51,980,000)	(56,022,000)	(51,663,000)
G&A
Statement Line Items [Line Items]
Subcontracting costs		0	0	0
Cost of supplies and consumable materials		(292,000)	(244,000)	(531,000)
Personnel expenses other than share-based compensation		(7,085,000)	(6,874,000)	(8,025,000)
Share-based compensation		(1,471,000)	(1,968,000)	(2,204,000)
Personnel expenses		(8,556,000)	(8,842,000)	(10,229,000)
Non-scientific advisory and consulting		(3,377,000)	(2,906,000)	(4,244,000)
Leasing and maintenance		(1,319,000)	(1,047,000)	(1,798,000)
Travel expenses and meeting attendance		(308,000)	(268,000)	(252,000)
Marketing, communication and public relations		(309,000)	(316,000)	(530,000)
Scientific advisory and consulting		0	0	0
Other purchases and external expenses		(2,776,000)	(2,636,000)	(2,557,000)
Depreciation and amortization		(913,000)	(1,202,000)	(1,496,000)
Intellectual property expenses		(239,000)	(203,000)	(296,000)
Other income and (expenses), net		(1,627,000)	(623,000)	(503,000)
Impairment of intangible assets				0
Total operating expenses		€ (19,716,000)	€ (18,288,000)	(22,436,000)
Impairment
Statement Line Items [Line Items]
Impairment of intangible assets				(41,000,000)
Total operating expenses				€ (41,000,000)